As filed with the Securities and Exchange Commission on March 27, 1998
                                           Registration Nos. 811-8037, 333-20635
             ------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933    / /

                         Pre-Effective Amendment No.   / /
                      Post-Effective Amendment No. 1   /X/

                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940   / /

                               Amendment No. 3    /X/
                        (Check appropriate box or boxes)
                   -------------------------------------------

                             ORBITEX GROUP OF FUNDS
               (Exact Name of Registrant as Specified in Charter)

              410 Park Avenue, 18th Floor, New York, New York 10022

                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                 (212) 207-4000
                       ----------------------------------

                                 James L. Nelson
                          410 Park Avenue, 18th Floor,
                            New York, New York 10022
                     (Name and Address of Agent for Service)

                                   Copies to:

       Joseph J. McBrien, Esq.                    Leonard B. Mackey, Jr., Esq.
      Vice President & Counsel                           Rogers & Wells
 State Street Bank and Trust Company                     200 Park Avenue
     1776 Heritage Drive, AFB 4                     New York, New York 10166
  North Quincy, Massachusetts 02171

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective. It is proposed that this filing will become effective: (check appropriate box)

          _____ on __________ pursuant to paragraph (a)(1) of Rule 485

          _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

          _____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

          _____ on __ days after filing pursuant to paragraph (a)(2) of Rule 485

            X   immediately upon filing pursuant to paragraph (b) of Rule 485
          -----
          _____ on __________ pursuant to paragraph (b) of Rule 485

                             ORBITEX GROUP OF FUNDS

                              CROSS-REFERENCE SHEET

Form N-1A Item No.                                   Caption in Prospectus
------------------                                   ---------------------

1.       Cover Page                                  Cover Page

2.       Synopsis                                    Cover Page; The Funds at a Glance

3.       Condensed Financial Information             Financial Highlights

4.       General Description of Registrant           The Funds at a Glance; Investment Objectives
                                                     Strategies and Policies; Description of Securities;
                                                     Other Investment Policies and Risk Considerations

5.       Management of the Fund                      How the Trust is Managed

6.       Capital Stock and Other Securities          Organization of the Trust; Dividends, Distributions,
                                                     and Taxes; How to Purchase Shares

7.       Purchase of Securities                      How to  Purchase  Shares;  Shareholder  Services;  How
                                                     Each Fund's Net Asset Value is Determined

8.       Redemption or Repurchase                    Shareholder Services; How to
                                                     Redeem Shares

9.       Pending Legal Proceedings                   Not Applicable

                                                     Caption in Statement of
Form N-1A Item No.                                   Additional Information
------------------                                   ----------------------

10.      Cover Page                                  Cover Page

11.      Table of Contents                           Table of Contents

12.      General Information and History             General Information and History

13.      Investment Objectives and Policies          Investment Restrictions; Description
                                                     of Securities, Other Investment Policies
                                                     and Risk Considerations

14.      Management of the Fund                      Management of the Trust



                                                     Caption in Statement of
Form N-1A Item No.                                   Additional Information
------------------                                   ----------------------

15.      Control Persons and Principal               Principal Holders of Securities
         Holders of Securities

16.      Investment Advisory and Other               Investment Management and Other
         Services                                    Services

17.      Brokerage Allocation and Other              Brokerage Allocation and Other
         Practices                                   Practices

18.      Capital Stock and Other                     Organization of the Trust
         Securities

19.      Purchase, Redemption and Pricing            Purchase and Redemption of Securities
         of Securities Being Offered                 Being Offered; Determination of Net Asset Value

20.      Tax Status                                  Taxes

21.      Underwriters                                Distribution of Shares

22.      Calculation of Performance Data             Performance Information About the
         Funds

23.      Financial Statements                        Financial Statements

The purpose of this filing is to comply with an undertaking pursuant to Item 32(b) of Form N-1A to file a post-effective amendment containing unaudited financial statements within four to six months from the effective date of the Registration Statement with respect to Orbitex Group of Funds. The Prospectus and the Statement of Additional Information, dated September 30, 1997, are incorporated into Part A and Part B, respectively, by reference to the Registration Statement.

                                     PART A

                         Supplement Dated March 27, 1998
                     To Prospectus Dated September 30, 1997

  Orbitex Strategic Natural Resources Fund, Orbitex Info-Tech & Communications
          Fund, Orbitex Growth Fund, Orbitex Asian High Yield Fund and
                Orbitex Asian Select Advisors Fund (the "Funds")

         The following information supplements the Prospectus dated September 30, 1997.

                                PURCHASES BY WIRE

         The "Purchases by Wire" section on page 20 of the Prospectus is revised to reflect the following change of ABA Number for State Street Bank and Trust
Company: "ABA No. 011000028."

                              REDUCED SALES CHARGES

         The following sentence is added to the end of the paragraph entitled "Other Circumstances" on page 22 of the Prospectus:

From April 1, 1998 to May 30, 1998, in connection with purchases with redemption proceeds from another mutual fund, as described in (9) above, the Advisor (and not the Fund) may pay the broker/dealer, advisor or other person who effects the purchase for the investor a fee of up to 0.75% of the purchase price of the shares of the Fund.

                               PORTFOLIO MANAGERS

         The paragraph describing the portfolio manager of the Info-Tech & Communications Fund and the Growth Fund on page 28 of the Prospectus is deleted and the following is substituted:

Orbitex Info-Tech and Communications Fund. Craig W. Ellis is the portfolio manager for the Info-Tech and Communications Fund. Mr. Ellis joined Orbitex Management, Inc. in 1998. Formerly he was with Alliance Capital Management Corporation where from 1997 to 1998 he was a senior vice president responsible for the firm's investments in the global communications technology area. Prior to joining Alliance, Mr. Ellis was a managing director at Wheat First Union where he served as a telecommunications services analyst.

Orbitex Growth Fund. Nicholas E. Moore is the portfolio manager for the Growth Fund. Mr. Moore joined Orbitex Management, Inc. in 1998. Prior to joining Orbitex Management, Inc., he worked for the Franklin Templeton Group for 11 years where he was most recently co-manager of the Franklin California Growth Fund, assistant manager of the Franklin Small Cap Growth Fund and was the software, networking and Internet analyst for all of the Franklin Funds. Mr. Moore was previously a securities analyst and senior securities analyst at Franklin covering numerous industries. His areas of expertise include aerospace, defense, airlines, automobiles, data services, railroads, shipping and trucking.

         The paragraphs describing the portfolio managers for the Asian High Yield Fund on page 29 are deleted and the following are substituted:

Asian High Yield Fund. David Tan and Kimberly Conroy are the portfolio managers of the Asian High Yield Fund.

Mr. Tan joined J.P. Morgan Investment Management, Inc. in October 1997 as a fixed-income portfolio manager. Mr. Tan graduated with a MA degree in Economics from the University of Cambridge, and obtained his MSc in Economics from the London School of Economics. He has been working in the fixed-income market since 1984 when he joined Morgan Guaranty Trust ("MGT") in Singapore. After leaving MGT 1986, Mr. Tan worked at Lehman Brothers in Tokyo. Subsequently, he worked in London as an Economic Advisor in the Debt and Reserves Management Division of the UK Treasury, providing advice on gilts issuance and foreign exchange reserves management from 1989 through 1995. Since his return to Singapore in 1995, Mr. Tan has specialized in Asian bonds.

Ms. Conroy is an Emerging Markets Portfolio Manager within the Fixed Income Group of J.P. Morgan Investment Management, Inc. She moved to Fixed Income in 1997 after spending four years with J.P. Morgan's Global Credit Group where she established and managed an emerging markets fixed income portfolio. Ms. Conroy is a graduate of Dartmouth College, and has an MBA with honors, from Columbia University.

                              FINANCIAL HIGHLIGHTS

      The following table of "Financial Highlights" supplements information contained in the Prospectus dated September 30, 1997, and is from the Funds' unaudited Financial Statements dated January 31, 1998.

For the period ended January 31, 1998 (Unaudited)
Selected Data based on a share outstanding throughout the period indicated.

                                                         Strategic                                                 Asian
                                                          Natural        Info-Tech &                   Asian       Select
                                                         Resources     Communications     Growth     High Yield   Advisors
                                                         Fund (a)         Fund (a)       Fund (a)     Fund (a)     Fund (a)
                                                        ------------ ------------------- ---------- ------------ -----------
Net asset value, beginning of period................        $15.00         $15.00          $15.00        $12.00     $15.00
                                                        ------------ ------------------- ---------- ------------ -----------
Income (loss) from investment operations:

Net investment income (loss)........................          0.13          (0.06)          (0.05)         0.27      (0.06)

Net realized and unrealized gain (loss) on investments
and foreign currency related transactions...........         (0.50)         (0.49)           0.26         (1.51)     (0.55)
                                                        ------------ ------------------- ---------- ------------ -----------

Total income (loss) from investment operations......         (0.37)         (0.55)           0.21         (1.24)     (0.61)
                                                        ------------ ------------------- ---------- ------------ -----------

Less dividends from net investment income...........         (0.03)          0.00            0.00         (0.19)      0.00

Less distributions from capital gains...............         (0.03)          0.00            0.00          0.00       0.00
                                                        ------------ ------------------- ---------- ------------ -----------
Total dividends/distributions from net investment
income and net capital gains........................         (0.06)          0.00            0.00         (0.19)      0.00
                                                        ============ =================== ========== ============ ===========

Net asset value, end of period......................        $14.57         $14.45          $15.21        $10.57     $14.39
                                                        ============ =================== ========== ============ ===========

Total Return (b)....................................         (2.44)%        (3.64)%          1.41%       (10.27)%    (4.09)%

Ratios and Supplemental Data:

Net assets, end of period...........................    $3,725,017       $501,232        $536,566    $2,228,823   $115,411

Ratio of operating expenses to average net
assets (c)..........................................          2.40%          2.40%           1.60%         0.00%      2.50%

Ratio of net investment income (loss) (with
reimbursement) to average net assets (c) ...........          2.55%         (1.45)%         (1.08)%        8.89%     (1.50)%

Portfolio turnover rate.............................           330%           149%            212%          223%         0%

Average broker commissions (d)......................         $0.06          $0.06           $0.06           N/A      $0.01

(a) The commencement of investment operations was October 23, 1997, for Strategic Natural Resources Fund, October 22, 1997, for Info-Tech & Communications Fund and Growth Fund, October 20, 1997, for Asian High Yield Fund and October 31, 1997, for Asian Select Advisors Fund.

(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor not absorbed a portion of expenses, total returns would have been lower. Periods less than one year are not annualized.

(c) Annualized.

(d) A Fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(e) Ratio of operating expenses to average net assets is after waiver of fees and reimbursement of certain fees and expenses. Had the fees not been waived and the expenses reimbursed the ratio of expenses to average net assets would have been as follows: Strategic Natural Resources Fund, 11.14%; Info-Tech & Communications Fund 65.05%; Growth Fund 61.77%; Asian High Yield Fund, 15.31%; and Asian Select Advisors Fund, 285.04%, respectively.

                                     PART B

                         Supplement Dated March 27, 1998
       To the Statement of Additional Information Dated September 30, 1997

  Orbitex Strategic Natural Resources Fund, Orbitex Info-Tech & Communications
          Fund, Orbitex Growth Fund, Orbitex Asian High Yield Fund and
                Orbitex Asian Select Advisors Fund (the "Funds")

FINANCIAL STATEMENTS

         The following financial statements supplement the information contained in the Statement of Additional Information dated September 30, 1997, and is from the Funds' unaudited Financial Statements dated January 31, 1998. The statements included are: (1) the Schedules of Investments for the Orbitex Group of Funds as of January 31, 1998, (2) the Statements of Assets and Liabilities as of January 31, 1998, (3) the Statements of Operations as of January 31, 1998, (4) the Statements of Changes in Net Assets as of January 31, 1998, (5) the Financial Highlights as of January 31, 1998 and (6) the Notes to the Financial Statements.

ORBITEX GROUP OF FUNDS
STRATEGIC NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS
January 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
                                                                        Market
                                                         Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS - 94.05%
Aluminum - 1.87%
     Alumax, Inc. (a) ...............................      2,000       $ 69,625
                                                                       --------
Chemicals - 7.03%
     Dow Chemical Co. ...............................        700         63,000
     Du Pont (E.I.) de Nemours and Co. ..............      1,200         67,950
     FMC Corp. (a) ..................................      1,000         67,250
     Lyondell Petrochemical Co.......................      2,500         63,750
                                                                       --------
                                                                        261,950
                                                                       --------
Domestic Oil - 4.28%
     Amerada Hess Corp. .............................      1,500         82,031
     Pennzoil Co. ...................................      1,200         77,550
                                                                       --------
                                                                        159,581
                                                                       --------
Electric Utilities - 8.29%
     Cinergy Corp. ..................................      5,000        173,425
     St. Joseph Light & Power Co. ...................      7,500        135,469
                                                                       --------
                                                                        308,894
                                                                       --------
Gas & Pipeline Utilities - 4.09%
     Enron Corp. ....................................      1,000         41,438
     Providence Energy Corp. ........................      5,000        110,837
                                                                       --------
                                                                        152,275
                                                                       --------

ORBITEX GROUP OF FUNDS
STRATEGIC NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS (continued)
January 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
                                                                      Market
                                                         Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS - 94.05%
International Oil - 5.84%
     Exxon Corp. ....................................      1,200     $ 71,175
     Mobil Corp. ....................................      1,000       68,125
     Texaco, Inc. ...................................      1,500       78,094
                                                                     --------
                                                                      217,394
                                                                     --------
Mining - 6.92%
     Barrick Gold Corp. .............................      4,000       77,500
     Compania De Minas Buenaventura SA ..............      3,500       41,562
     Getchell Gold Corp. (a) ........................      2,000       51,000
     Newmont Mining Corp. ...........................      2,000       57,000
     TVX Gold, Inc. (a) .............................     10,000       30,625
                                                                     --------
                                                                      257,687
                                                                     --------
Natural Gas- 3.60%
     Canadian 88 Energy Corp. (a) ...................     20,000       74,189
     Renaissance Energy Ltd. (a) ....................      3,000       59,969
                                                                     --------
                                                                      134,158
                                                                     --------
Oil & Gas Drilling - 3.22%
     Marine Drilling Co., Inc. (a) ..................      4,000       72,000
     Noble Drilling Corp. (a) .......................      1,800       48,150
                                                                     --------
                                                                      120,150
                                                                     --------
Oil & Gas Exploration & Production - 22.82%
     Anadarko Petroleum Corp. .......................      1,500       88,500
     Anderson Exploration Ltd. (a) ..................      5,000       51,176
     Coho Energy, Inc. (a) ..........................      8,000       65,500
     Edge Petroleum Corp. (a) .......................      6,000       65,625
     EEX Corp. (a) ..................................      9,000       75,938
     Forcenergy, Inc. (a) ...........................      2,500       55,781
     Mallon Resources Corp. (a) .....................      5,000       39,375
     Noble Affiliates, Inc. .........................      2,000       72,750
     Oryx Energy Co. (a) ............................      2,500       60,000
     Pacalta Resources Ltd. (a) .....................      3,800       26,495
     Pogo Producing Co. .............................      1,500       42,563
     Ranger Oil Ltd. ................................     10,000       59,375
     Santa Fe Energy Resources, Inc. ................      6,000       63,000
     Triton Energy Ltd. (a) .........................      3,000       83,812
                                                                     --------
                                                                      849,890
                                                                     --------
Oil Field Machine & Equipment Manufacturing - 4.87%
     Cooper Cameron Corp. (a) .......................        500       25,719
     Global Industries, Inc. (a) ....................      5,000       73,750
     Varco International, Inc. (a) ..................      4,000       82,000
                                                                     --------
                                                                      181,469
                                                                     --------

STRATEGIC NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
                                                        Shares or      Market
                                                    Principal Amount    Value
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)
Oil Field Service - 7.25%
     Baker Hughes, Inc. .............................      1,500     $   57,844
     Schlumberger Ltd. ..............................      1,000         73,687
     Shaw Group, Inc. (a) ...........................      2,000         43,875
     Stolt Comex Seaway, SA (a) .....................      1,500         32,250
     Western Atlas, Inc. ............................      1,000         62,313
                                                                     ----------
                                                                        269,969
                                                                     ----------
Paper & Related Products - 8.19%
     Champion International Corp. ...................      1,500         76,781
     Louisiana-Pacific Corp. ........................      3,000         60,188
     Union Camp Corp. ...............................      1,200         68,625
     Weyerhaeuser Co. ...............................      2,000         99,625
                                                                     ----------
                                                                        305,219
                                                                     ----------
Petroleum Services - 1.49%
     Veritas DGC, Inc. (a) ..........................      1,500         55,406
                                                                     ----------
Pollution Control - 1.48%
     USA Waste Services, Inc. (a) ...................      1,500         55,125
                                                                     ----------
Steel - 2.81%
     AK Steel Holding Corp. .........................      2,500         44,687
     Steel Dynamics, Inc. (a) .......................      3,000         60,000
                                                                     ----------



TOTAL COMMON STOCKS - (Cost $3,460,139)                              $3,503,479
                                                                     ----------
SHORT TERM INVESTMENT - 19.27%
     United States Treasury Bill, 4.51%,
     2/5/1998 (b) ...................................   $718,000     $  717,641
                                                                     ----------
TOTAL SHORT TERM INVESTMENT - (Cost $717,641)                        $  717,641
                                                                     ----------


Total Investments (Cost $4,177,780) - 113.32%                         4,221,120
Other Assets Less Liabilities - (13.32)%                               (496,103)
                                                                     ----------

Net Assets - 100.00%                                                 $3,725,017
                                                                     ==========


(a) Non-Income producing security.
(b) Rate represents annualized yield at date of purchase.

INFO-TECH & COMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS
January 31, 1998 (Unaudited)

-------------------------------------------------------------------------
                                                                Market
                                                  Shares         Value
-------------------------------------------------------------------------
COMMON STOCKS - 95.26%
Communication Services - 7.03%
     American Communications Services (a) ...        900     $    14,063
     Metronet Communications Corp. (a) ......      1,000          21,156
                                                             -----------
                                                                  35,219
                                                             -----------
Computers & Business Equipment - 3.77%
     Cisco Systems, Inc. (a) ................        300          18,919
                                                             -----------
Electronics - 8.83%
     Advanced Fibre Communications (a) ......        700          20,825
     Lexmark International Group, Inc. (a) ..        600          23,438
                                                             -----------
                                                                  44,263
                                                             -----------
Networking - 3.80%
     Bay Networks, Inc. (a) .................        700          19,031
                                                             -----------
Telecommunications Equipment - 19.67%
     Lucent Technologies, Inc. ..............        200          17,700
     Nokia Corp. ............................        200          15,200
     Northern Telecom Ltd. ..................        400          18,050
     Pairgain Technologies, Inc. (a) ........      1,200          22,050
     Tellabs, Inc. (a) ......................        500          25,594
                                                             -----------
                                                                  98,594
                                                             -----------
Telecommunications Services - 11.53%
     At Home Corp. (a) ......................        900          20,812
     BCE, Inc. ..............................        500          15,625
     Tel-Save Holdings, Inc. (a) ............        900          21,375
                                                             -----------
                                                                  57,812
                                                             -----------
Telephone - 36.71%
     AT&T Corp. .............................        400          25,050
     Bell Atlantic Corp. ....................        300          27,769
     NEXTLINK Communications, Inc. (a) ......        800          19,900
     Powertel, Inc. (a) .....................      1,000          20,500
     SBC Communications, Inc. ...............        300          23,325
     Sprint Corp. ...........................        400          23,750
     Telecomunicacoes Brasileiras ...........        200          22,200
     WorldCom, Inc. .........................        600          21,487
                                                             -----------
                                                                 183,981
                                                             -----------
Unit Investment Trust - 3.92%
     SPDR Trust Series 1 ....................        200          19,656
                                                             -----------
TOTAL COMMON STOCKS - (Cost $449,812)                        $   477,475
                                                             -----------

INFO-TECH & COMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
                                                           Principal    Market
                                                            Amount       Value
--------------------------------------------------------------------------------
SHORT TERM INVESTMENT - 41.28%
     United States Treasury Bill, 4.51%, 2/5/1998 (b) ...   207,000   $ 206,897
                                                                      ---------
TOTAL SHORT TERM INVESTMENT - (Cost $206,897)                         $ 206,897
                                                                      ---------


Total Investments (Cost $656,709) - 136.54%                             684,372
Other Assets Less Liabilities - (36.54)%                               (183,140)
                                                                      ---------
Net Assets - 100.00%                                                  $ 501,232
                                                                      =========


(a) Non-Income producing security.
(b) Rate represents annualized yield at date of purchase.

GROWTH FUND
SCHEDULE OF INVESTMENTS
January 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
                                                                        Market
                                                  Shares                 Value
--------------------------------------------------------------------------------
COMMON STOCKS - 86.81%
Air Travel - 2.35%
     AMR Corp. (a) ..........................        100               $ 12,625
                                                                       --------
Banks - 13.44%
     AmSouth Bancorporation .................        300                 16,200
     Comerica, Inc. .........................        100                  9,438
     FirstFed Financial Corp. (a) ...........        500                 17,562
     Fleet Financial Group, Inc. ............        200                 14,325
     Norwest Corp. ..........................        100                  3,650
     U.S. Bancorp ...........................        100                 10,950
                                                                       --------
                                                                         72,125
                                                                       --------
Building Construction - 3.51%
     Centex Corp. ...........................        300                 18,825
                                                                       --------
Chemicals - 3.28%
     Goodrich (B.F.) Co. ....................        420                 17,614
                                                                       --------
Computers & Business Equipment - 7.20%
     Cisco Systems, Inc. (a) ................        300                 18,919
     International Business Machines ........        200                 19,737
                                                                       --------
                                                                         38,656
                                                                       --------
Containers & Glass - 3.34%
     ZERO Corp. .............................        700                 17,938
                                                                       --------
Drugs & Health Care - 6.38%
     Cellegy Pharmaceuticals, Inc. (a) ......      2,600                 18,525
     Healthsouth Corp. (a) ..................        700                 15,706
                                                                       --------
                                                                         34,231
                                                                       --------
Electronics - 4.37%
     Lexmark International Group, Inc. (a) ..        600                 23,438
                                                                       --------
Financial Services - 3.69%
     Travelers Group, Inc. ..................        400                 19,800
                                                                       --------
Food & Beverages - 4.93%
     International Home Foods, Inc. (a) .....      1,000                 26,438
                                                                       --------
Insurance - 1.67%
     MedPartners, Inc. (a) ..................        900                  8,944
                                                                       --------
Lease Rental Obligations - 4.45%
     United Rentals, Inc. (a) ...............      1,000                 23,875
                                                                       --------
Machinery - 3.73%
     Tokheim Corp. (a) ......................      1,000                 20,000
                                                                       --------

GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
                                                                         Market
                                                    Shares                Value
--------------------------------------------------------------------------------
COMMON STOCKS - (Continued)
Unit Investment Trust - 3.66%
     SPDR Trust Series 1 .....................        200              $  19,656
                                                                       ---------
Retail - 8.78%
     Longs Drug Stores Corp. .................        600                 17,362
     Ross Stores, Inc. .......................        200                  6,500
     Viking Office Products, Inc. (a) ........      1,000                 23,250
                                                                       ---------
                                                                          47,112
                                                                       ---------
Software - 4.46%
     Computer Associate International, Inc. ..        450                 23,934
                                                                       ---------
Telephone - 7.57%
     AT&T Corp. ..............................        400                 25,050
     SBC Communications, Inc. ................        200                 15,550
                                                                       ---------
                                                                          40,600
                                                                       ---------
TOTAL COMMON STOCKS - (Cost $461,849)                                  $ 465,811
                                                                       ---------


Total Investments (Cost $461,849) - 86.81%                               465,811
Other Assets Less Liabilities - 13.19%                                    70,755
                                                                       ---------
Net Assets - 100.00%                                                   $ 536,566
                                                                       =========


(a) Non-Income producing security.

ASIAN HIGH YIELD FUND
SCHEDULE OF INVESTMENTS
January 31, 1998 (Unaudited)

-----------------------------------------------------------------------------------------------------------
                                                                              Principal            Market
                                                                               Amount               Value
-----------------------------------------------------------------------------------------------------------
FOREIGN BONDS AND NOTES - 80.30%
China - 3.82%
Finance - 1.87%
     Guangdong International Trust & Investment Corp., 8.750% due
        10/24/2016 (a).....................................................     50,000           $  41,687
                                                                                                 ---------
Municipal - 1.95%
     Zhuhai Highway Co., Ltd., 11.500% due 7/1/2008 (a) ...................     50,000              43,500
                                                                                                 ---------
India - 9.59%
Energy - 7.57%
     Tata Electric Co., 7.875% due 8/19/2007 (a)...........................    200,000             168,700
                                                                                                 ---------
Industrials - 2.02%
     Reliance Industries, Ltd., 8.125% due 9/27/2005 (a)...................     50,000              45,000
                                                                                                 ---------
Indonesia - 3.92%
Food, Beverage & Tobacco - 1.30%
     Sampoerna International Financial Co., 8.375% due 6/15/2006 (a).......     50,000              29,000
                                                                                                 ---------
Retail - 2.62%
     Matahari International Financial Co., 11.250% due 3/15/2001 (a) ......     90,000              58,500
                                                                                                 ---------
Korea - 23.55%
Banks - 4.25%
     Korea Development Bank, 7.000% due 7/15/1999 .........................    100,000              94,750
                                                                                                 ---------
Energy - 3.41%
     Korea Electric Power Corp., 6.375% due 12/1/2003 .....................     90,000              76,050
                                                                                                 ---------
Industrials - 8.00%
     Pohang Iron & Steel, Ltd., 7.500% due 8/1/2002 .......................    200,000             178,250
                                                                                                 ---------
Telephone - 7.89%
     SK Telecom Co., Ltd., 7.750% due 4/29/2004 ...........................    200,000             175,750
                                                                                                 ---------
Malaysia - 4.14%
Industrials - 4.14%
     Petroliam Nasional Berhad, 7.125% due 8/15/2005 (a)...................    100,000              92,200
                                                                                                 ---------
Philippines - 16.98%
Energy - 4.20%
     Ce Casecnan Water & Energy, Inc., Senior Note, 11.450% due
        11/15/2005 ........................................................    100,000              93,744
                                                                                                 ---------
Government - 3.72%
     Bangko Sentral Ng Philipinas, 8.600% due 6/15/2027 ...................    100,000              83,000
                                                                                                 ---------
Telephone - 9.06%
     Philippine Long Distance Telephone, 10.625% due 6/2/2004 .............    200,000             202,000
                                                                                                 ---------

                                      B-8


ASIAN HIGH YIELD FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
January 31, 1998 (Unaudited)

---------------------------------------------------------------------------------------------------------
                                                                              Principal          Market
                                                                               Amount             Value
---------------------------------------------------------------------------------------------------------
FOREIGN BONDS AND NOTES - (Continued)
Thailand - 7.22%
Banks - 7.22%
     Bangkok Bank Public Co., Ltd., 7.250% due 9/15/2005 (a) ..............   $200,000         $  160,880
                                                                                               ----------
Turkey - 8.91%
Government - 8.91%
     Republic of Turkey, 10.000% due 9/19/2007 ............................    100,000            101,250
     Sultan, Ltd., Floating Rate Note, 8.687% due 6/11/1999 (b) ...........    100,000             97,300
                                                                                               ----------
                                                                                                  198,550
                                                                                               ----------
United Kingdom - 2.17%
Corporate - 2.17%
     Cheung Kong Finance, 5.500% due 9/30/1998 ............................     50,000             48,313
                                                                                               ----------
TOTAL FOREIGN BONDS AND NOTES - (Cost $1,918,807)                                              $1,789,874
                                                                                               ----------
SHORT TERM INVESTMENT - 22.96%
     United States Treasury Bill, 4.87%, 3/19/1998 (c) ....................    515,000            511,818
                                                                                               ----------
TOTAL SHORT TERM INVESTMENT - (Cost $511,818)                                                  $  511,818
                                                                                               ----------

Total Investments (Cost $2,430,625) - 103.26%                                                   2,301,692
Other Assets Less Liabilities - (3.26)%                                                           (72,869)
                                                                                               ----------
Net Assets - 100.00%                                                                           $2,228,823
                                                                                               ==========



(a) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 1998, these securities amounted to $639,467 or 28.69% of the Fund's net assets.
(b) Floating rate note. Rate noted represents rate at January 31, 1998.
(c) Rate represents annualized yield at date of purchase.

ORBITEX GROUP OF FUNDS
ASIAN SELECT ADVISORS FUND
SCHEDULE OF INVESTMENTS
January 31, 1998 (Unaudited)

--------------------------------------------------------------------------------
                                                                         Market
                                                         Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS - 25.22%
Hong Kong - 20.27%
Conglomerates - 5.09%
     Hutchison Whampoa ..............................      1,000       $   5,881
                                                                       ---------
Diversified - 4.94%
     Citic Pacific, Ltd. ............................      1,000           2,869
     Wharf Holdings .................................      2,000           2,831
                                                                       ---------
                                                                           5,700
                                                                       ---------
Real Estate - 4.18%
     New World Development Co., Ltd. ................      2,000           4,821
                                                                       ---------
Telephone - 6.06%
     China Telecom, Ltd. (a) ........................      2,000           2,830
     Hong Kong Telecomm .............................      2,000           4,162
                                                                       ---------
                                                                           6,992
                                                                       ---------
Singapore - 4.95%
Building Construction - 1.31%
     Keppel Land, Ltd. ..............................      2,000           1,516
                                                                       ---------
Conglomerates - 3.64%
     Singapore Technologies Engineering, Ltd. (a) ...      5,137           4,195
                                                                       ---------
TOTAL COMMON STOCKS - (Cost $33,609)                                   $  29,105
                                                                       ---------


Total Investments (Cost $33,609) - 25.22%                                 29,105
Other Assets Less Liabilities - 74.78%                                    86,306
                                                                       ---------
Net Assets - 100.00%                                                   $ 115,411
                                                                       =========


(a) Non-Income producing security.

ORBITEX GROUP OF FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 1998 (Unaudited)

                                                   Strategic
                                                    Natural    Info-Tech &                Asian High       Asian
                                                   Resources Communications    Growth        Yield    Select Advisors
                                                     Fund         Fund          Fund         Fund          Fund
                                                     ----         ----          ----         ----          ----
ASSETS

   Investments in securities, at market
     (Cost $4,177,780, $656,709, $461,849,
     $2,430,625, and $33,609, respectively)....  $  4,221,120  $   684,372  $    465,811  $ 2,301,692  $     29,105
   Cash, including foreign currency............        70,286          676        69,893        2,171        84,096
   Receivable for securities sold..............       202,111            0             0            0             0
   Interest receivable.........................             0            0             0       49,251             0
   Dividends receivable........................        19,458          573           298            0             0
   Receivable for fund shares sold.............         4,712            0             0            0             0
   Receivable from investment advisor..........        32,083       39,723        42,795       45,858        38,610
   Prepaid expenses............................         7,814        7,778         7,110        7,037         7,455
   Deferred organization expenses..............        13,334       13,330        13,330       13,321        13,370
                                                 ------------  -----------  ------------  -----------  ------------
         TOTAL ASSETS..........................     4,570,918      746,452       599,237    2,419,330       172,636

LIABILITIES

   Payable for securities purchased............       773,116      184,157             0      127,097             0
   Payable to investment advisor...............        29,533       29,533        28,865       28,865        28,865
   Accounts payable and other
     accrued expenses..........................        43,252       31,530        33,806       34,545        28,360
                                                 ------------  -----------  ------------  -----------  ------------
         TOTAL LIABILITIES.....................       845,901      245,220        62,671      190,507        57,225
                                                 ------------  -----------  ------------  -----------  ------------
         NET ASSETS............................  $  3,725,017  $   501,232  $    536,566  $ 2,228,823  $    115,411
                                                 ============  ===========  ============  ===========  ============

NET ASSETS CONSIST OF:

   Paid-in capital ($.01 par value),
     unlimited number of shares
     authorized................................     4,092,703      520,174       529,394    2,478,726       120,324
   Undistributed net investment income
     (loss)....................................        16,919       (1,954)       (1,600)      16,627          (456)
   Accumulated net realized gain (loss)
     on investments............................      (426,402)     (44,651)        4,810     (137,597)           47
   Net unrealized appreciation
     (depreciation) on investments and foreign
     currency related transactions.............        41,797       27,663         3,962     (128,933)       (4,504)
                                                 ------------  -----------  ------------  -----------  ------------
         NET ASSETS............................  $  3,725,017  $   501,232  $    536,566  $ 2,228,823  $    115,411
                                                 ============  ===========  ============  ===========  ============

NET ASSET VALUE PER SHARE

   Net Asset Value per share
     (based on shares of beneficial
     interest outstanding).....................  $      14.57  $     14.45  $      15.21  $     10.57  $      14.39
                                                 ------------  -----------  ------------  -----------  ------------
   Offering Price Per Share
     ($14.57/.9425, $14.45/.9425,
     $15.21/.9425, $10.57/.9525,
     $14.39/.9425 respectively)................  $      15.46  $     15.33  $      16.14  $     11.10  $      15.27
                                                 ------------  -----------  ------------  -----------  ------------
   Total shares outstanding at end
     of period.................................       255,634       34,679        35,274      210,882         8,022

ORBITEX GROUP OF FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended January 31, 1998 (Unaudited)

                                                   Strategic
                                                    Natural    Info-Tech &                Asian High       Asian
                                                   Resources Communications    Growth        Yield    Select Advisors
                                                     Fund*        Fund*         Fund*        Fund*         Fund*
                                                     -----        -----         -----        -----         -----
INVESTMENT INCOME
   Interest Income.............................  $     18,084  $       569  $        401  $    54,242  $         79
   Dividend income.............................        28,520          713           379            0           227
   Foreign taxes withheld......................             0            0             0         (179)            0
                                                 ------------  -----------  ------------  -----------  ------------
   Total Investment Income.....................        46,604        1,282           780       54,063           306

EXPENSES

   Investment advisor fee......................        11,788        1,685         1,116        7,723           457
   Administration fees.........................        23,257       23,364        23,364       23,575        22,355
   Professional fees...........................        12,758       12,817        12,817       12,932        12,264
   Custodian fees..............................        23,380       20,769        23,488       19,311        25,466
   Trustees' fees..............................         1,063        1,068         1,068        1,078         1,022
   Transfer agent fees.........................        10,366       10,414        10,413       10,508         9,964
   Distribution fees...........................         3,772          539           595        1,854           122
   Amortization of organization expense........           931          935           935          944           895
   Miscellaneous expenses......................        17,908       16,115        17,989       15,127        14,346
                                                 ------------  -----------  ------------  -----------  ------------
   Total operating expenses before
     waivers and reimbursements................       105,223       87,706        91,785       93,052        86,891
   Less: Expenses waived
     and reimbursed............................       (82,685)     (84,470)      (89,405)     (93,052)      (86,129)
                                                 ------------  -----------  ------------  -----------  ------------
   Net Expenses................................        22,538        3,236         2,380            0           762
                                                 ------------  -----------  ------------  -----------  ------------

   Net Investment Income (Loss)................        24,066       (1,954)       (1,600)      54,063          (456)
                                                 ------------  -----------  ------------  -----------  ------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS

   Net realized gain (loss) on:
     Investments...............................      (419,429)     (44,651)        4,810     (137,597)            0
     Foreign currency related transactions.....           (57)           0             0            0            47
                                                 ------------  -----------  ------------  -----------  ------------
                                                     (419,486)     (44,651)        4,810     (137,597)           47
                                                 ------------  -----------  ------------  -----------  ------------

   Net change in unrealized appreciation
     (depreciation) on investments and foreign
     currency related transactions.............        41,797       27,663         3,962     (128,933)       (4,504)
                                                 ------------  -----------  ------------  -----------  ------------

   Net realized and unrealized gain (loss)
     on investments and foreign currency
     related transactions......................      (377,689)     (16,988)        8,772     (266,530)       (4,457)
                                                 ------------  -----------  ------------  -----------  ------------

Net increase (decrease) in net assets
   resulting from operations...................  $   (353,623) $   (18,942) $      7,172  $  (212,467) $     (4,913)
                                                 ============  ===========  ============  ===========  ============


* The commencement of investment operations was October 23, 1997, for the Strategic Natural Resources Fund, October 22, 1997, for the Info-Tech & Communications Fund and the Growth Fund, October 20, 1997, for the Asian High Yield Fund, and October 31, 1997 for the Asian Select Advisors Fund.

ORBITEX GROUP OF FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended January 31, 1998 (Unaudited)

                                                   Strategic
                                                    Natural    Info-Tech &                Asian High       Asian
                                                   Resources Communications    Growth        Yield    Select Advisors
                                                     Fund*        Fund*         Fund*        Fund*         Fund*
                                                     -----        -----         -----        -----         -----
Increase (Decrease) in Net Assets:

From Operations:
Net investment income (loss)...................  $     24,066  $    (1,954) $     (1,600) $    54,063  $       (456)
Net realized gain (loss) on investments
   and foreign currency
   related transactions........................      (419,486)     (44,651)        4,810     (137,597)           47
Net change in unrealized appreciation
   (depreciation) on investments and foreign
   currency related transactions...............        41,797       27,663         3,962     (128,933)       (4,504)
                                                 ------------  -----------  ------------  -----------  ------------
Net increase (decrease) in net assets
   resulting from operations...................      (353,623)     (18,942)        7,172     (212,467)       (4,913)
                                                 ------------  -----------  ------------  -----------  ------------

Distributions to Shareholders:
From net investment income.....................        (7,147)           0             0      (37,436)            0
From capital gains.............................        (6,916)           0             0            0             0
                                                 ------------  -----------  ------------  -----------  ------------
Total distributions from net investment income
   and net capital gains.......................       (14,063)           0             0      (37,436)            0
                                                 ------------  -----------  ------------  -----------  ------------

From Fund Share Transactions:
Proceeds from fund shares sold.................     9,194,988      500,174       509,394    4,347,959       100,324
Net asset value of shares issued to shareholders
   in reinvestment of distributions............        10,136            0             0       12,910             0
Cost of shares redeemed........................    (5,132,421)           0             0   (1,902,143)            0
                                                 ------------  -----------  ------------  -----------  ------------
Net increase in net assets from Fund
   share transactions..........................     4,072,703      500,174       509,394    2,458,726       100,324
                                                 ------------  -----------  ------------  -----------  ------------

Total increase in net assets...................     3,705,017      481,232       516,566    2,208,823        95,411
                                                 ------------  -----------  ------------  -----------  ------------

Net Assets:
Beginning of period (Note 7)...................        20,000       20,000        20,000       20,000        20,000
                                                 ------------  -----------  ------------  -----------  ------------
End of period..................................  $  3,725,017  $   501,232  $    536,566  $ 2,228,823  $    115,411
                                                 ============  ===========  ============  ===========  ============

Number of Fund Shares:
Shares outstanding at beginning of period......         1,333        1,333         1,333        1,667         1,333
                                                 ------------  -----------  ------------  -----------  ------------
Shares sold....................................       605,440       33,346        33,941      376,418         6,689
Shares issued to shareholders in reinvestment
   of distributions............................           712            0             0        1,263             0
Shares redeemed................................      (351,851)           0             0     (168,466)            0
                                                 ------------  -----------  ------------  -----------  ------------
Net increase in shares outstanding.............       254,301       33,346        33,941      209,215         6,689
                                                 ------------  -----------  ------------  -----------  ------------
Total shares outstanding at end of period......       255,634       34,679        35,274      210,882         8,022
                                                 ============  ===========  ============  ===========  ============



* The commencement of investment operations was October 23, 1997, for the Strategic Natural Resources Fund, October 22, 1997, for the Info-Tech & Communications Fund and the Growth Fund, October 20, 1997, for the Asian High Yield Fund, and October 31, 1997 for the Asian Select Advisors Fund.

ORBITEX GROUP OF FUNDS
FINANCIAL HIGHLIGHTS
For the period ended January 31, 1998 (Unaudited)
Selected data based on a shares outstanding throughout the period indicated

                                                         Strategic                                                 Asian
                                                          Natural        Info-Tech &                   Asian       Select
                                                         Resources     Communications     Growth    High Yield    Advisors
                                                         Fund (a)         Fund (a)       Fund (a)    Fund (a)     Fund (a)
                                                        ------------ ------------------- ---------- ------------ -----------
Net asset value, beginning of period .................   $    15.00       $  15.00       $  15.00   $    12.00    $  15.00
                                                         ----------       --------       --------   ----------    --------
Income (loss) from investment operations:

Net investment income (loss) .........................         0.13          (0.06)         (0.05)        0.27       (0.06)

Net realized and unrealized gain (loss) on investments
and foreign currency related transactions ............        (0.50)         (0.49)          0.26        (1.51)      (0.55)
                                                         ----------       --------       --------   ----------    --------

Total income (loss) from investment operations .......        (0.37)         (0.55)          0.21        (1.24)      (0.61)
                                                         ----------       --------       --------   ----------    --------

Less dividends from net investment income ............        (0.03)          0.00           0.00        (0.19)       0.00

Less distributions from capital gains ................        (0.03)          0.00           0.00         0.00        0.00
                                                         ----------       --------       --------   ----------    --------
Total dividends/distributions from net investment
income and net capital gains .........................        (0.06)          0.00           0.00        (0.19)       0.00
                                                         ==========       ========       ========   ==========    ========

Net asset value, end of period .......................   $    14.57       $  14.45       $  15.21   $    10.57    $  14.39
                                                         ==========       ========       ========   ==========    ========

Total Return (b) .....................................        (2.44)%        (3.64)%         1.41%      (10.27)%     (4.09)%

Ratios and Supplemental Data:

Net assets, end of period ............................   $3,725,017       $501,232       $536,566   $2,228,823    $115,411

Ratio of operating expenses to average net assets (c)          2.40%          2.40%          1.60%        0.00%       2.50%

Ratio of net investment income (loss) (with
reimbursement) to average net assets (c) .............         2.55%         (1.45)%        (1.08)%       8.89%      (1.50)%

Portfolio turnover rate ..............................          330%           149%           212%         223%          0%

Average broker commissions (d) .......................   $     0.06       $   0.06       $   0.06          N/A    $   0.01

(a) The commencement of investment operations was October 23, 1997, for Strategic Natural Resources Fund, October 22, 1997, for Info-Tech & Communications Fund and Growth Fund, October 20, 1997, for Asian High Yield Fund and October 31, 1997, for Asian Select Advisors Fund.

(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor not absorbed a portion of expenses, total returns would have been lower. Periods less than one year are not annualized.

(c) Annualized.

(d) A Fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(e) Ratio of operating expenses to average net assets is after waiver of fees and reimbursement of certain fees and expenses. Had the fees not been waived and the expenses reimbursed the ratio of expenses to average net assets would have been as follows: Strategic Natural Resources Fund, 11.14%; Info-Tech & Communications Fund 65.05%; Growth Fund 61.77%; Asian High Yield Fund, 15.31%; and Asian Select Advisors Fund, 285.04%, respectively.

Orbitex Group of Funds
Notes to Financial Statements
January 31, 1998 (Unaudited)

1.    Organization

Orbitex Group of Funds (the "Trust") was incorporated in Delaware in December 1996 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is comprised of five portfolios (collectively the "Funds" and individually the "Fund") as follows: Orbitex Strategic Natural Resources Fund, Orbitex Info-Tech & Communications Fund, Orbitex Growth Fund, Orbitex Asian High Yield Fund and Orbitex Asian Select Advisors Fund. Each Fund operates as a diversified investment company except the Asian High Yield Fund which operates as a non-diversified investment company. All Funds are offered at net asset value plus a maximum sales load of 5.75%, except for the Asian High Yield Fund, which is offered at net asset value plus a maximum sales load of 4.75%.

2.    Summary of Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following summarizes the significant accounting policies of the Trust:

Security Valuation and Transactions

Equity securities are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued, or lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities. Short term debt investments with less than 60 days to maturity are valued at amortized cost or original cost plus accrued interest, each of which approximates fair value.

Foreign securities are valued on the basis of market quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.

If market quotations are not readily available or if the values have been materially affected by events occurring after the closing of a foreign market, securities and other assets are valued as determined in good faith by or under the direction of the Board of Trustees of the Trust.

Investment security transactions are accounted for as of the trade date. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rate established at the time of the trade.

Orbitex Group of Funds
Notes to Financial Statements (continued)
January 31, 1998 (Unaudited)

2.    Summary of Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency gains and losses realized between the trade and settlement dates on securities transactions. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes

It is each Fund's policy to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and gains to its shareholders and therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Investment Income

Corporate actions (including cash dividends) are recorded net of nonreclaimable tax withholdings on the ex-dividend date, except for certain foreign securities for which corporate actions are recorded as soon after ex-dividend date as such information is available. Dividend and interest income are recorded on the accrual basis. Original issue discount and premium are accreted and amortized respectively, on a yield to maturity basis. Market discount is recognized at disposition using the straight line method.

Expenses

Expenses of the Trust which are directly identifiable to a specific Fund are allocated to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Distributions to Shareholders

Income dividends will normally be declared and distributed quarterly for the Asian High Yield Fund and annually for each of the other Funds. All Funds declare and pay net realized capital gain distributions annually. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Deferred Organizational Costs

Estimated organizational expenses will be deferred and amortized over a period of five years commencing with operations. Orbitex Management, Inc. (the "Advisor") has agreed with respect to each of the Funds that, if any of the initial shares of a Fund are redeemed during such amortization period by the holder thereof, the redemption proceeds will be reduced for any unamortized organization expenses in the same ratio as the number of shares redeemed bears to the number of initial shares held at the time of redemption. The Advisor has paid all of the organizational costs of the Funds and will be reimbursed by the Funds.

Orbitex Group of Funds
Notes to Financial Statements (continued)
January 31, 1998 (Unaudited)

2.    Summary of Significant Accounting Policies (continued)

Repurchase Agreements

Each Fund may enter into repurchase agreements. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the delivery date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. The Board of Trustees of the Trust has established criteria to evaluate the creditworthiness of parties with which the Funds may enter into repurchase agreements.

Other

There are certain additional risks involved when investing in foreign securities that are not inherent in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the imposition of unfavorable foreign governmental laws and restrictions.

The Orbitex Strategic Natural Resources Fund and the Orbitex Info-Tech & Communications Fund may focus their investments in certain industries, subjecting them to greater risk than funds that are more diversified.

3.    Fees and Compensation Paid to Affiliates and Other Parties

Advisory Fees

Each Fund has entered into an Investment Advisory Agreement with the Advisor. As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, the Funds will pay the Advisor a fee accrued daily and paid monthly, at the annualized rate of 1.25% for the Strategic Natural Resources Fund, 1.25% for the Info-Tech & Communications Fund, 0.75% for the Growth Fund, 1.25% for the Asian High Yield Fund, and 1.50% for the Asian Select Advisors Fund. The Advisory Agreement also provides that the Advisor may retain Sub-Advisers at the Advisor's own cost and expense, for the purpose of managing the investment of the assets of one or more Funds of the Trust.

The Advisor has agreed to waive or limit its fees and to pay certain operating expenses to the extent necessary to limit total fund operating expenses to 2.40%, 2.40%, 1.60%, 2.00%, and 2.50% for the Strategic Natural Resources Fund, Info-Tech & Communications Fund, Growth Fund, Asian High Yield Fund and Asian Select Advisors Fund, respectively, subject to possible reimbursement by the Funds in future years if such reimbursement can be achieved within the foregoing expense limits. The Advisor has agreed to waive or limit its fees and to pay all operating expenses of the Asian High Yield Fund for the first one hundred fifty days of Fund operations. The waivers for the period ended January 31, 1998 amounted to $11,788, $1,685, $1,116, $7,723 and $457 for Orbitex Strategic Natural Resources Fund, Orbitex Info-Tech & Communications Fund, Orbitex Growth Fund, Orbitex Asian High Yield Fund and Orbitex Asian Select Advisors Fund, respectively. The reimbursements for the period ended January 31, 1998 amounted to $32,083, $39,723, $42,795, $45,858 and $38,610 for Orbitex Strategic Natural
Resources Fund, Orbitex Info-Tech & Communications Fund, Orbitex Growth Fund, Orbitex Asian High Yield Fund and Orbitex Asian Select Advisors Fund, respectively.

Orbitex Group of Funds
Notes to Financial Statements (continued)
January 31, 1998 (Unaudited)

3.    Fees and Compensation Paid to Affiliates and Other Parties (continued)

Sub-Advisory Fees

Pursuant to separate Sub-Advisory Agreements among each Sub-Advisor, the Advisor and the Trust, each Sub-Advisor is responsible for the selection and management of portfolio investments for a Fund, or for its segment of a particular Fund, in accordance with the Fund's investment objective and policies and under the supervision of the Advisor.

On a monthly basis, each Sub-Advisor receives a sub-advisory fee, paid by the Advisor, based on the applicable Fund's average daily net assets at the annualized rate of: .70% of the average daily net assets of the portion of the Asian Select Advisors Fund advised by Bankers Trust Company; and .50% of the average daily net assets of the portion of the Asian Select Advisors Fund advised by Asia Strategic Investment Management Limited; .50% on the first $50 million of average daily net assets of the Asian High Yield Fund, .45% on next $50 million of net assets, and .40% of net assets over $100 million for J.P. Morgan Investment Management Inc.

Administration Fees

State Street Bank and Trust Company ("State Street") serves as the Administrator of the Trust. For providing administrative services to the Funds, State Street will receive from each Fund, a monthly fee at an annual rate of .10% of the first $100 million of each Fund's average daily net assets, plus .08% of the next $100 million of each Fund's average daily net assets, plus .06% of each Fund's average daily net assets in excess of $200 million, subject to certain minimum requirements. The waivers for the period ended January 31, 1998 amounted to $22,319, $23,229, $23,215, $22,966 and $22,321 for Orbitex Strategic Natural
Resources Fund, Orbitex Info-Tech & Communications Fund, Orbitex Growth Fund, Orbitex Asian High Yield Fund and Orbitex Asian Select Advisors Fund, respectively.

Custodian Fees

State Street serves as the Trust's custodian, including holding all portfolio securities and cash assets of the Trust and providing accounting services including daily variation of the shares of each Fund, for which it receives an annual accounting fee. The waivers for the period ended January 31, 1998 amounted to $16,495, $19,833, $22,279, $16,505 and $24,741 for Orbitex Strategic
Natural Resources Fund, Orbitex Info-Tech & Communications Fund, Orbitex Growth Fund, Orbitex Asian High Yield Fund and Orbitex Asian Select Advisors Fund, respectively.

Distributor

Funds Distributor, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.30% of the average daily net assets of the Asian High Yield Fund and 0.40% of the average daily net assets of each of the other Funds.

Trustees Fees

The Funds pay no compensation to the Trustees who are employees of the Advisor or Sub-Advisor. Trustees who are not Advisor or Sub-Advisor employees receive an annual fee of $5,000.

Orbitex Group of Funds
Notes to Financial Statements (continued)
January 31, 1998 (Unaudited)

4.     Aggregate Unrealized Appreciation and Depreciation

Aggregate gross unrealized appreciation/(depreciation) of investments for each Fund at January 31, 1998, were as follows:

                                                                                                Net
                                                     Gross              Gross               Unrealized
                                                  Unrealized         Unrealized            Appreciation
                                                 Appreciation       Depreciation          (Depreciation)
--------------------------------------------------------------------------------------------------------
Orbitex Strategic Natural Resources Fund        $   131,609         $     88,269           $     43,340
Orbitex Info-Tech & Communications Fund              30,167                2,504                 27,663
Orbitex Growth Fund                                  34,863               30,901                  3,962
Orbitex Asian High Yield Fund                        10,365              139,298               (128,933)
Orbitex Asian Select Advisors Fund                    1,196                5,700                 (4,504)

The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at January 31, 1998.


5.     Investment Transactions

The cost of purchases and the proceeds from sales of investments, other than U.S. Government obligations and short term securities, for the period ended January 31, 1998, were:

                                                 Purchases          Sales
---------------------------------------------------------------------------
Orbitex Strategic Natural Resources Fund      $    9,912,778     $6,033,218
Orbitex Info-Tech & Communications Fund              808,433        313,970
Orbitex Growth Fund                                1,094,176        637,138
Orbitex Asian High Yield Fund                      3,815,835      1,760,849
Orbitex Asian Select Advisors Fund                    33,610              0

6.     Beneficial Interest

The following schedule shows the number of shareholders each owning 5% or more of a Fund and the total percentage of the Fund held by such shareholders:

                                                5% or Greater Shareholders
                                               ----------------------------
                                              Number          % of Fund Held
----------------------------------------------------------------------------
Orbitex Strategic Natural Resources Fund       2                   68%
Orbitex Info-Tech & Communications Fund        1                   96%
Orbitex Growth Fund                            1                   94%
Orbitex Asian High Yield Fund                  3                   90%
Orbitex Asian Select Advisors Fund             2                  100%

Orbitex Group of Funds
Notes to Financial Statements (continued)
January 31, 1998 (Unaudited)

6.    Beneficial Interest (continued)

The following schedule shows the number of affiliates each owning 10% or more of a Fund and the total percentage of the Fund held by such affiliates:

                                                                       10% or Greater Affiliates
                                                                       -------------------------
       Fund                                          Name                                 % of Fund Held
--------------------------------------------------------------------------------------------------------
Orbitex Strategic Natural Resources Fund           Westmount Investments Limited               41%
Orbitex Info-Tech & Communications Fund            Cresta Limited                              96%
Orbitex Growth Fund                                Cresta Limited                              94%
Orbitex Select Advisors Fund                       Konrad Krill                                83%
Orbitex Select Advisors Fund                       Orbitex Management, Inc.                    17%

7.     Initial Capitalization and Offering of Shares

During the period May 29, 1997 to commencement of investment operations for each of the Funds, each Fund had no operations other than those related to organizational matters, including the initial capital contribution of $20,000 for each Fund and the issuance of 1,333 shares for each of the Funds, with the exception of the Orbitex Asian High Yield Fund which issued 1,667 shares. There were no additional transactions until commencement of investment operations for each of the Funds.

                                     PART C

OTHER INFORMATION

Item 24.          Financial Statements and Exhibits.

         (a)      (1)      Financial Statements for the Orbitex Group of Funds
                           as of January 31, 1998, included in the Prospectus:
                           1.       Financial Highlights

                  (2) Financial Statements for the Oribtex Group of Funds as of January 31, 1998, included in the Statement of Additional Information:
                           1.       Schedules of Investments
                           2.       Statements of Assets and Liabilities
                           3.       Statements of Operations
                           4.       Statements of Changes in Net Assets
                           5.       Financial Highlights
                           6.       Notes to Financial Statements

         (b)      Exhibits:
                  1. Declaration of Trust of Orbitex Group of Funds (the "Trust") previously filed in the Registration Statement on January 29, 1997 is incorporated herein by reference.

                  2. By-Laws of the Trust previously filed in the Registration Statement on January 29, 1997 are incorporated herein by reference.

                  3.       Not applicable.

                  4.       Not applicable.

                  5(a). Form of Investment Advisory Agreement by and between the Trust on behalf of each Fund and Orbitex Management, Inc. previously filed in Pre-Effective Amendment No. 1 to the Registration Statement on April 14, 1997 is incorporated herein by reference.

                  5(b). Form of Sub-Advisory Agreement among the Trust, on behalf of the Asian High Yield Fund, Orbitex Management, Inc. and J.P. Morgan Investment Management, Inc. previously filed in Pre-Effective Amendment No. 2 to the Registration Statement dated September 26, 1997 is incorporated herein by reference.

                  5(c). Form of Sub-Advisory Agreement among the Trust, on behalf of Asian Select Advisors Fund, Orbitex Management, Inc. and Asian Strategic Investment Management (HK) Limited previously filed in Pre-Effective

                           Amendment No. 1 to the Registration Statement on April 14, 1997 is incorporated herein by reference.

                  5(d). Form of Sub-Advisory Agreement among the Trust, on behalf of the Asian Select Advisors Fund, Orbitex Management, Inc. and Bankers Trust Company previously filed in Pre-Effective Amendment No. 2 to the Registration Statement dated September 26, 1997 is incorporated herein by reference.

                  5(e). Form of Sub-Subadvisory Agreement among the Trust, on behalf of the Asian Select Advisors Fund, Orbitex Management, Inc., Bankers Trust Company and BT Fund Managers International Limited previously filed in Pre-Effective Amendment No. 2 to the Registration Statement dated September 26, 1997 is incorporated herein by reference.

                  6(a) Form of Distribution Agreement between the Trust and Funds Distributor, Inc. previously filed in the Registration Statement on January 29, 1997 is incorporated herein by reference.

                  6(b) Form of Selected Dealers Agreement previously filed in the Registration Statement on January 29, 1997 is incorporated herein by reference.

                  7.       Not applicable.

                  8. Form of Custodian Contract by and between the Trust and State Street Bank and Trust Company previously filed in the Registration Statement on January 29, 1997 is incorporated herein by reference.

                  9(a). Form of Transfer Agency and Service Agreement by and between the Trust and State Street Bank and Trust Company previously filed in the Registration Statement on January 29, 1997 is incorporated herein by reference.

                  9(b). Form of Administration Agreement by and between the Trust and State Street Bank and Trust Company previously filed in the Registration Statement on January 29, 1997 is incorporated herein by reference.

                  10. Opinion and Consent of Rogers & Wells regarding the legality of the securities being registered previously filed in Pre-Effective Amendment No. 2 to the Registration Statement dated September 26, 1997 is incorporated herein by reference.

                  11.      Not applicable.

                  12.      Not applicable.

                  13. Form of Shareholder Subscription Agreement by and between Orbitex Management, Inc. and the Trust on behalf of each Fund previously filed in Pre-Effective Amendment No. 2 to the Registration Statement dated September 26, 1997 is incorporated herein by reference.

                  14. Form of Individual Retirement Account Agreement previously filed in Pre-Effective Amendment No. 2 to the Registration Statement dated September 26, 1997 is incorporated herein by reference.

                  15(a). Distribution Plan and Agreement Pursuant to Rule 12b-1 under the Investment Company Act of 1940 previously filed in Pre-Effective Amendment No. 2 to the Registration Statement dated September 26, 1997 is incorporated herein by reference.

                  15(b). Form of Distribution Sub-Agreement previously filed in Pre-Effective Amendment No. 2 to the Registration Statement dated September 26, 1997 is incorporated herein by reference.

                  16. Schedule for Computation of Performance Quotation is filed herewith.

                  17.      Financial Data Schedule is filed herewith.

                  18.      Not applicable.

                  19. Powers of Attorney previously filed in Pre-Effective Amendment No. 2 to the Registration Statement dated September 26, 1997 is incorporated herein by reference.

Item 25.          Persons Controlled by or under Common Control with Registrant.

                  None.

Item 26.          Number of Holders of Securities as of January 31, 1998.

                  Title of Class                                 Number of Record Holders
                  --------------                                 ------------------------
                  Orbitex Strategic Natural Resources Fund                 107
                  Orbitex Info-Tech & Communications Fund                    8
                  Orbitex Growth Fund                                        9
                  Orbitex Asian High Yield Fund                             15
                  Orbitex Asian Select Advisors Fund                         8

Item 27.          Indemnification.

                  Reference is made to Article VI of the Registrant's Amended Declaration of Trust filed herein as Exhibit 1 to this Registration Statement.

                  The Registrant will indemnify its Trustees and officers to the extent permitted by law. Indemnification may not be made if the Trustee or officer has incurred liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties in the conduct of his office ("Disabling Conduct"). The means of determining whether indemnification shall be made are (1) a final decision on the merits by a court or other body before whom the proceeding is brought that the Trustee or officer was not liable by reason of Disabling Conduct, or (2) in the absence of such a decision, a reasonable determination, based on a review of the facts, that the Trustee or officer was not liable by reason of Disabling Conduct. Such latter determination may be made either by (a) vote of a majority of Trustees who are neither interested persons (as defined in the Investment Company Act of 1940) nor parties to the proceeding or (b) independent legal counsel in a written opinion. The advancement of legal expenses may not occur unless the Trustee or officer agrees to repay the advance (if it is determined that he is not entitled to the indemnification) and one of three other conditions is satisfied: (1) he provides security for his agreement to repay; (2) the Registrant is insured against loss by reason of lawful advances; or (3) the Trustees who are not interested persons and are not parties to the proceedings, or independent counsel in a written opinion, determine that there is reason to believe that the Trustee or officer will be found entitled to indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to Trustees, officers, controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item              28. Business and Other Connections of the Advisor and the
                  Sub-Advisors.

                  (a) Certain information pertaining to business and other connections of the Registrant's Advisor, Orbitex Management, Inc., is hereby incorporated herein by reference to the section of the Prospectus captioned "How the Trust is Managed" and to the section of the Statement of Additional Information captioned "Investment Management and Other Services." The information required by this Item 28 with respect to each director, officer or partner of Orbitex Management, Inc. is incorporated by reference to Form ADV filed by Orbitex Management, Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-52312).

                  (b) Certain information pertaining to business and other connections of Asia Strategic Investment Management Limited, one of the Registrant's Sub-Advisors, is hereby incorporated herein by reference to the section of the Prospectus captioned "How the Trust is Managed" and to the section of the Statement of Additional Information captioned "Investment Management and Other Services." Set forth below is a list of each director and officer of Asia Strategic Investment Management Limited indicating each business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, partner, or trustee. The principal business address of each individual listed in the table below, unless otherwise indicated, is Chekiang First Bank Center, 1 Duddell Street, Hong Kong.

                                                    Position with Asian Strategic Investment
                                                    Management Limited ("ASIM") and
                    Name                            Other Positions within Last Two Years
                    ----                            -------------------------------------
                    Michael Tze Hau Lee             Managing Director, ASIM, 1995 - present; Director/Equity
                                                    Partner, Lloyd George Management (Hong Kong) Ltd., 1992 -
                                                    1995.

                    Patrick Wai Cheong Shum         Chief Investment Officer, ASIM, 1995 - present;
                                                    Director/Senior Fund Manager, Barclays de Zoete Wedd
                                                    Investment Management Hong Kong Limited, 1990 - 1995.

                    James Kuang Kuo Cheng           Research Director, ASIM, April 1996 - present; Executive
                                                    Director/Senior Fund Manager, Morgan Stanley Asset
                                                    Management (Singapore) Ltd., 1988 - 1996.

                    Peter King Wah Woo              Director, ASIM, 1995 - present; Director/Associate
                                                    Director, Kim Eng Securities (Hong Kong) Ltd., 1993 - 1995.

                    The Honourable Dr. David K.P.   Non-executive director, ASIM; Chairman and Chief
                    Li                              Executive of the Bank of East Asia, Limited.

                    Samson Kai Cheong Li            Non-executive director, ASIM; Senior General Manager of
                                                    the Bank of East Asia, Limited.

                  (c) Certain information pertaining to business and other connections of Bankers Trust Company, one of the Registrant's Sub-Advisors, is hereby incorporated herein by reference to the section of the Prospectus captioned "How the Trust is Managed" and to the section of the Statement of Additional Information captioned "Investment Management and Other Services." Set forth below is a list of each director and officer of Bankers Trust Company indicating each business, profession, vocation, or employment of a substantial nature in which each such person has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, partner, or trustee. The principal business address of each individual listed in the table below, unless otherwise indicated, is One Bankers Trust Plaza, New York, New York 10006.


                                                  Position with Bankers Trust Company and
                    Name                          Business and Other Positions within Last Two Years
                    ----                          --------------------------------------------------
                    David Marshall                Chief information officer of Bankers Trust New York
                                                  Corporation (the "Corporation"). Executive vice president of the Corporation and a senior managing director of Bankers
                                                  Trust Company. A member of Bankers Trust's Management
                                                  Committee. Has responsibility for Bankers Trust's technology infrastructure and for the operations units of its
                                                  Investment Banking, Trading & Sales and Risk Management
                                                  Services businesses, as well as for the further development of the firm's technology strategy. Previously, executive
                                                  vice president and chief information officer of Canadian
                                                  Imperial Bank of Commerce. Earlier with Unitel
                                                  Communications Inc. and with the Canadian government from
                                                  1977 to 1993, serving consecutively as the country's
                                                  assistant auditor general; assistant deputy minister,
                                                  Information Technology for Revenue Canada and assistant
                                                  deputy minister, Information Technology for Employment and
                                                  Immigration Canada. Also, previously with Toronto Dominion
                                                  Bank from 1966 to 1977. Member of the Advisory Boards of
                                                  Hewlett Packard, IBM Canada and Microsoft.

                    Richard H. Daniel             Chief Financial Officer, Bankers Trust New York Corporation.
                                                  Vice chairman and chief financial officer of both Bankers
                                                  Trust Company and the parent, Bankers Trust New York
                                                  Corporation. Joined Bankers Trust as chief financial officer in February of 1996 from Federal Home Loan Mortgage
                                                  Corporation, where he had been chief financial officer since
                                                  June of 1994. Previously executive vice president and
                                                  director of financial analysis and planning at BankAmerica
                                                  Corporation from 1987 to 1994, and was earlier with Federal
                                                  National Mortgage Corporation, from 1983 to 1987, as senior vice president for mortgage-backed securities.


                                                     C-6

                                                  Position with Bankers Trust Company and
                    Name                          Business and Other Positions within Last Two Years
                    ----                          --------------------------------------------------

                                                  With Wells Fargo Bank from 1973 to 1983. Beneficial owner,
                                                  General Partner of Daniel Brothers, Daniel Lingo &
                                                  Associates, Daniel Pelt and Associates and a beneficial
                                                  owner of Rhea C. Daniel Trust.

                    Donald L. Staheli             Chairman of the Board and Chief Executive Officer,
                                                  Continental Grain Company. Director of Bankers Trust
                                                  Company. Also a director of ContiFinancial Corporation,
                                                  Prudential Life Insurance Company of America, Fresenius
                                                  Medical Care, A.g., America-China Society, National
                                                  Committee on United States-China Relations and the New York
                                                  City Partnership; chairman of the U.S.-China Business
                                                  Council on Foreign Relations and the National Advisory
                                                  Council of Brigham Young University's Marriott School of
                                                  Management; vice chairman of The Points of Light Foundation;
                                                  and a trustee of the American Graduate School of
                                                  International Management.

                    Patricia Carry Stewart        Former Vice President, The Edna McConnell Clark Foundation
                                                  (a charitable foundation). Director of Bankers Trust. Also a director of CVS Corporation and of the Community Foundation for Palm Beach and Martin Counties, and a trustee emerita of
                                                  Cornell University.

                    George J. Vojta               Vice Chairman of the Corporation, Bankers Trust Company.
                                                  Director of Bankers Trust Company. Also a director of
                                                  Alicorp S.A., Northwest Airlines, Private Export Funding
                                                  Corp., the New York State Banking Board and St.
                                                  Lukes-Roosevelt Hospital Center; a partner of New York City
                                                  Partnership; and chairman, Wharton Financial Services
                                                  Center.

                    Paul A. Volcker               Director of Various Corporations. Director of Bankers Trust
                                                  Company. Former Chairman and Chief Executive Officer of
                                                  Wolfensohn & Co., Inc. and former Chairman of the Board of
                                                  Governors of the Federal Reserve System. Also a director of the American Stock Exchange, Nestle S.A., Prudential
                                                  Insurance Company and UAL Corporation; chairman of Group of
                                                  30; North American Chairman of the Trilateral Commission;
                                                  co-chairman of Bretton Woods Committee and U.S./Hong Kong
                                                  Economic Cooperation Committee; director of


                                                     C-7

                                                  Position with Bankers Trust Company and
                    Name                          Business and Other Positions within Last Two Years
                    ----                          --------------------------------------------------

                                                  American Council on Germany, the Aspen Institute, Council on
                                                  Foreign Relations, and The Japan Society; trustee of The
                                                  American Assembly; and member of Senior Advisory Board of
                                                  The Arthritis Foundation.

                    Hamish Maxwell                Retired Chairman and Chief Executive Officer, Philip Morris
                                                  Companies, Inc. Director of Bankers Trust Company. Also a
                                                  director of The News Corporation Limited and Sola
                                                  International Inc., and chairman of WWP Group plc.

                    Frank N. Newman               Chairman of the Board, Chief Executive Officer and President
                                                  of the Corporation, Bankers Trust Company. Director of
                                                  Bankers Trust Company. Former deputy secretary of the United
                                                  States Treasury and former vice chairman of the board and
                                                  director of BankAmerica Corporation and Bank of America
                                                  NT&SA. Also a director of Dow-Jones, Inc. and Carnegie Hall.

                    N.J. Nicholas Jr.             Investor. Director of Bankers Trust Company. Former co-chief executive officer of Time Warner Inc. Also a director of
                                                  Boston Scientific Corporation and Xerox Corporation.

                    Russell E. Palmer             Chairman and Chief Executive Officer, The Palmer Group.
                                                  Director of Bankers Trust Company. Former Dean of The
                                                  Wharton School, University of Pennsylvania and former chief executive officer of Touche Ross & Co. (now Deloitte &
                                                  Touche). Also a director of Allied-Signal Inc., Federal Home
                                                  Loan Mortgage Corporation, GTE Corporation, The May
                                                  Department Stores Company and Safeguard Scientifics, Inc.;
                                                  member, advisory board of the Controller General of the
                                                  United States; and a trustee, the University of
                                                  Pennsylvania.

                    George B. Beitzel             Director of Various Corporations. Director of Bankers Trust
                                                  Company. Retired senior vice president and director,
                                                  International Business Machines Corporation. Also a director of Computer Task Group, Phillips Petroleum Company, Caliber
                                                  Systems, Inc. (formerly Roadway Services, Inc.), Rohm and
                                                  Haas Company and TIG Holdings; chairman emeritus of Amherst
                                                  College;


                                                     C-8

                                                  Position with Bankers Trust Company and
                    Name                          Business and Other Positions within Last Two Years
                    ----                          --------------------------------------------------

                                                  and chairman of the Colonial Williamsburg Foundation.

                    Phillip A. Grifiths           Director, Institute for Advanced Study. Director of Bankers
                                                  Trust Company. Chairman, Committee on Science, Engineering
                                                  and Public Policy of the National Academies of Sciences and
                                                  Engineering & the Institute of Medicine; member, National
                                                  Academy of Sciences, American Academy of Arts and Sciences
                                                  and American Philosophical Society; member and chairman of the Nominations Committee and Committee on Science and
                                                  Engineering Indicators, National Science Board; and trustee of North Carolina School of Science and Mathematics and the
                                                  Woodward Academy. Former member of the board of directors,
                                                  Research Triangle Institute.

                    William R. Howell             Chairman Emeritus, J.C. Penny Company, Inc. Director of
                                                  Bankers Trust Company. Also a director of Exxon Corporation,
                                                  Halliburton Company, Warner-Lambert Company, The Williams
                                                  Companies, Inc. and the National Retail Federation.

                    Vernon E. Jordan, Jr.         Senior Partner, Akin Gump, Strauss, Hauer & Feld, LLP,
                                                  Attorneys-at-law Washington, D.C. and Dallas, Texas.
                                                  Director of Bankers Trust Company. Former president of the
                                                  National Urban League, Inc. Also a director of American
                                                  Express Company, Dow-Jones, Inc., J.C. Penny Company, Inc.,
                                                  Revlon Group Incorporated, Ryder Systems, Inc. Sara Lee
                                                  Corporation, Union Carbide Corporation and Xerox
                                                  Corporation; and a trustee of Brookings Institution, The
                                                  Ford Foundation and Howard University.

                    Melvin A. Yellin              Senior Managing Director and General Counsel, Bankers Trust
                                                  Company. Director of 1136 Tenants Corporation and ABA
                                                  Securities Association.


                  (d) Certain information pertaining to business and other connections of J.P. Morgan Investment Management Inc., one of the Registrant's Sub-Advisors, is hereby incorporated herein by reference to the section of the Prospectus captioned "How the Trust is Managed" and to the section of the Statement of Additional Information captioned "Investment Management and Other Services." The information required by this Item 28 with respect to each director, officer or partner of J.P. Morgan Investment Management Inc. is incorporated by reference to Form ADV filed by J.P. Morgan Investment Management Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (File No. 801-21011).

Item 29.          Principal Underwriters.

                  (a) Funds Distributor, Inc. (the "Funds Distributor") acts as principal underwriter for the following investment companies.

                  American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
                  American Century Government Income Trust
                  American Century International Bond Funds
                  American Century Investment Trust
                  American Century Municipal Trust
                  American Century Mutual Funds, Inc.
                  American Century Premium Reserves, Inc.
                  American Century Quantitative Equity Funds
                  American Century Strategic Assets Allocations, Inc. American Century Target Maturities Trust
                  American Century Variable Portfolios, Inc.
                  American Century World Mutual Funds, Inc.
                  BJB Investment Funds
                  The Brinson Funds
                  Dresdner RCM Capital Funds, Inc.
                  Dresdner RCM Equity Funds, Inc.
                  Harris Insight Funds Trust
                  HT Insight Funds, Inc. d/b/a Harris Insight Funds
                  J.P. Morgan Institutional Funds
                  J.P. Morgan Funds
                  The JPM Series Trust
                  The JPM Series Trust II
                  LaSalle Partners Funds, Inc.
                  Monetta Fund, Inc.
                  Monetta Trust
                  The Montgomery Funds
                  The Montgomery Funds II
                  The Munder Framlington Funds
                  The Munder Funds Trust
                  The Munder Funds, Inc.
                  Orbitex Group of Funds
                  St. Clair Funds, Inc.
                  The Skyline Funds
                  Waterhouse Investors Family of Funds, Inc.
                  WEBS Index Fund, Inc.

                  Funds Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Funds Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. Funds Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company all of whose outstanding shares are owned by key employees.

                  (b) The following is a list of the executive directors, officers, and partners of Funds Distributor, Inc.

                  Director, President and Chief       -Marie E. Connolly
                           Executive Officer
                  Executive Vice President            -Richard W. Ingram
                  Executive Vice President            -Donald R. Roberson
                  Executive Vice President            -William S. Nichols
                  Senior Vice President               -Michael S. Petrucelli
                  Director, Senior Vice President,    -Joseph F. Tower, III
                           Treasurer and Chief
                           Financial Officer
                  Senior Vice President               -Paula R. David
                  Senior Vice President               -Allen B. Closser
                  Senior Vice President               -Bernard A. Whalen
                  Director                            -William J. Nutt

                  (c)      Not applicable.

Item 30.          Location of Accounts and Records.

                  The following entities prepare, maintain and preserve the records required by Section 31(a) of the 1940 Act for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

                  State Street Bank and Trust Company ("State Street") provides custodian and accounting services pursuant to a Custodian Contract between State Street and the Trust and provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreement between State Street and the Trust. In such capacities, State Street provides pricing for each Fund's portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder's account and all disbursements made to shareholders. Orbitex Management, Inc., pursuant to its Investment Advisory Agreement with respect to each Fund, maintains all records required pursuant to such agreement. Each Sub-Advisor, pursuant to its Sub-Advisory Agreement with Orbitex Management, Inc.

                  and the Trust with regard to each Fund, maintains all records required pursuant to such agreement. State Street, pursuant to its Administration Agreement with the Trust, maintains all records required pursuant to such agreement. Funds Distributor, Inc., as principal underwriter for the Trust, maintains all records required to be kept pursuant to the Distribution Agreement with the Trust, and such other records as must be maintained pursuant to the Trust's Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the 1940 Act.

Item 31.          Management Services.

                  Not applicable.

Item 32.          Undertakings.

                  (a)      Not applicable.

                  (b) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge, beginning with the fiscal year ending April 30, 1998.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly casued this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of New York, and the State of New York on the 16th day of March 1998.

                                                 ORBITEX GROUP OF FUNDS

                                                 By: /s/  James L. Nelson
                                                     ---------------------
                                                          James L. Nelson
                                                          Trustee and President


       Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                            Title                               Date
----------                           -----                               ----

Otto J. Felber*                      Trustee                             March 16, 1998
---------------
Otto J. Felber

/s/ James L. Nelson                  Trustee, President, Assistant       March 16, 1998
---------------------------          Treasurer & Assistant Secretary
James L. Nelson

/s/ Mark Breault                     Secretary                           March 16, 1998
---------------------------
Mark Breault

/s/ James Kegley                     Treasurer                           March 16, 1998
---------------------------
James Kegley

Ronald Altbach*                      Trustee                             March 16, 1998
---------------------------
Ronald Altbach

Thomas Bachmann*                     Trustee                             March 16, 1998
---------------------------
Thomas Bachmann

Robert Raucci*                       Trustee                             March 16, 1998
---------------------------
Robert Raucci

* By: /s/ James L. Nelson
-------------------------------------------------
      James L. Nelson, Attorney-in-Fact

                                  EXHIBIT LIST


Exhibit
Number                        Description
------                        -----------

16                 Schedule for Computation of Performance Quotation.

17                 Financial Data Schedule.